UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 24,219,501	$ 7,141,452
Restricted cash	4,990,000	5,740,000
Trade receivables	750,258	487,950
Prepaid expenses and other receivables	599,823	488,289
Due from related parties	4,219,137	3,987,430
Inventories	2,330,105	1,733,045
Total current assets	37,108,824	19,578,166
FIXED ASSETS:
Vessels, net	393,630,069	401,106,072
Other fixed assets, net	192,618	222,362
Total fixed assets	393,822,687	401,328,434
OTHER NON-CURRENT ASSETS:
Interest rate swaps	514,014	0
Intangible assets	14,065,205	17,878,888
Other assets	1,779,565	2,018,381
Restricted cash	5,010,000	4,260,000
Total Assets	452,300,295	445,063,869
CURRENT LIABILITIES:
Trade accounts payable	3,138,752	2,197,629
Accrued expenses	2,273,129	1,913,336
Interest Rate Swaps	391,064	397,964
Due to related parties	186,934	35,834
Deferred income	1,286,334	946,614
Current portion of long-term debt	22,700,000	22,700,000
Loan due to a related party	12,000,000	14,000,000
Dividends on preferred shares payable	468,506	468,506
Total current liabilities	42,444,719	42,659,883
LONG-TERM LIABILITIES:
Long-term debt	168,200,000	179,550,000
Interest rate swaps	0	253,932
Below-market acquired time charters	1,142,629	1,820,771
Total long-term liabilities	169,342,629	181,624,703
Total liabilities	211,787,348	224,284,586
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 20,926,715 and 24,960,715 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively	249,607	209,267
Preferred stock, par value $0.01; 25,000,000 shares authorized; 640,692 shares issued and outstanding at December 31, 2012 and June 30, 2013	6,407	6,407
Additional paid-in capital	236,617,424	218,810,448
Accumulated other comprehensive (loss) / income	122,950	(651,896)
Retained earnings	3,516,559	2,405,057
Total stockholders' equity	240,512,947	220,779,283
Total Liabilities and Stockholders' Equity	$ 452,300,295	$ 445,063,869